Benefit Plans (Net Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
UNITED STATES
Change in projected benefit obligation:
Benefit obligation, beginning period	$ 1,225	$ 1,331
Service cost	14	14	$ 12
Interest cost	28	24	35
Plan amendments	0	8
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	0	0
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(65)	(101)
Defined Benefit Plan, Plan Assets, Divestiture	0	0
Actuarial (gain) loss	(288)	(51)
Effect of foreign currency exchange rate changes	0	0
Benefit obligation, ending period	914	1,225	1,331
Change in plan assets:
Fair value of plan assets, beginning period	1,218	1,249
Actual return on plan assets	(250)	60
Employer contributions	8	10
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	(65)	(101)
Effect of foreign currency exchange rate changes	0	0
Fair value of plan assets, ending period	911	1,218	1,249
Funded status as of December 31	(3)	(7)
Foreign Plan [Member]
Change in projected benefit obligation:
Benefit obligation, beginning period	173	218
Service cost	4	6	6
Interest cost	17	15	14
Defined Benefit Plan, Benefit Obligation, Interest cost	17	15
Plan amendments	0	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	(23)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	0	(1)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(13)	(10)
Defined Benefit Plan, Plan Assets, Divestiture	(1)	0
Actuarial (gain) loss	(11)	(16)
Effect of foreign currency exchange rate changes	8	(16)
Benefit obligation, ending period	177	173	218
Change in plan assets:
Fair value of plan assets, beginning period	106	112
Actual return on plan assets	7	9
Employer contributions	5	4
Defined Benefit Plan, Plan Assets, Payment for Settlement	0	(1)
Defined Benefit Plan, Plan Assets, Benefits Paid	(13)	(10)
Effect of foreign currency exchange rate changes	9	(8)
Fair value of plan assets, ending period	114	106	$ 112
Funded status as of December 31	$ (63)	$ (67)